Stock-Based Compensation - Valuation Assumptions (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Proceeds from the exercise of stock options			$ 6,066	$ 533	$ 1,148	$ 552	$ 180
Unrecognized stock-based compensation	$ 272,791		$ 272,791
Recognition period for unrecognized share-based compensation			2 years 8 months 27 days
Share-based compensation expense	$ 54,486	$ 1,844	$ 59,328	$ 6,675
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate					1.95%	2.80%
Expected term (in years)					6 years 7 days	6 years 1 month 10 days
Expected volatility					41.48%	41.98%
Expected dividend yield					0.00%	0.00%
Weighted average grant date fair value per share					$ 0.72	$ 0.54
Proceeds from the exercise of stock options					$ 1,148	$ 552
Aggregate intrinsic value of stock options exercised					3,406	2,234
Grant date fair value of stock options vested					9,803	7,334	3,351
Unrecognized stock-based compensation					$ 19,769
Recognition period for unrecognized share-based compensation					2 years 11 days
Share-based compensation expense					$ 17,614	7,210	4,500
LTIP
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based compensation expense					5,236	0	0
PSP
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based compensation expense					$ 5,221	$ 0	$ 0